Long-term and Short-term treasury investments - Treasury investments were denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term and Short-term treasury investments
Financial assets	¥ 92,996,175	¥ 83,047,834	¥ 83,613,004
Treasury investments
Long-term and Short-term treasury investments
Financial assets	31,898,728	41,028,994	27,134,982
Treasury investments | RMB
Long-term and Short-term treasury investments
Financial assets	7,330,556	6,252,636	2,656,517
Treasury investments | USD
Long-term and Short-term treasury investments
Financial assets	23,700,695	34,249,206	24,115,488
Treasury investments | Others
Long-term and Short-term treasury investments
Financial assets	¥ 867,477	¥ 527,152	¥ 362,977